Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Mar. 31, 2025	Sep. 30, 2024		Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 4,192,101		$ 4,878,665	$ 955,970		$ 40,355		$ 10,649,930		$ 4,032,168		$ 4,878,665		$ 40,355
Cost of revenue	2,389,428			350,667				5,208,318		1,792,234		2,238,820		134,988
Gross profit (loss)	1,802,673			605,303				5,441,612		2,239,934		2,639,845		(94,633)
Operating expenses:
Research and development	938,758			925,214				2,691,704		2,492,842		3,267,340		1,485,636
Selling, general and administrative	2,515,994			2,007,277				6,486,697		9,873,029		11,549,512		3,427,690
Total operating expenses	3,454,752			2,932,491				9,178,401		12,365,871		14,816,852		4,913,326
Loss from operations	(1,652,079)			(2,327,188)				(3,736,789)		(10,125,937)		(12,177,007)		(5,007,959)
Other income (expense), net	(30,559)			16,995				(8,770,514)		(191,330)		(560,648)		(544,566)
Change in fair value of warrant liability	(80,043)			8,805				(3,581,122)		199,624		187,173		0
Change in fair value of derivative liability	0			87,200				101,300		4,800,000		4,817,600		0
Change in fair value of earnout liability	(2,230,000)			50,000		2,610,000	$ 2,920,000	(2,070,000)		2,970,000		3,230,000		0
Interest expense, net	(564,725)			(1,455,306)				(1,635,014)		(3,149,315)		(4,497,781)		(544,826)
Loss before income tax expense (benefit)	(4,557,406)			(3,619,494)				(19,692,139)		(5,496,958)		(9,000,663)		(6,097,351)
Income tax expense (benefit)	0			0				2,782		0		(15,783)		1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	(4,557,406)		(8,984,880)	(3,619,494)		$ (628,590)	(1,877,464)	(19,694,921)		(5,496,958)		(8,984,880)		(6,098,951)
Less: deemed dividend related to the modification of equity classified warrants	0		(5,185,502)	0				0		(5,185,502)		(5,185,502)		0
Net loss attributable to common stockholders	$ (4,557,406)		$ (14,170,382)	$ (3,619,494)			$ (7,062,966)	$ (19,694,921)		$ (10,682,460)		$ (14,170,382)		$ (6,098,951)
Net loss per share, basic (in dollars per share)	$ (0.47)	[1]		$ (0.51)	[1]	$ (0.14)	$ (1.22)	$ (2.09)	[1]	$ (1.72)	[1]	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Net loss per share, diluted (in dollars per share)	$ (0.47)	[1]		$ (0.51)	[1]	$ (0.14)	$ (1.22)	$ (2.09)	[1]	$ (1.72)	[1]	$ (2.13)	[2],[3]	$ (1.92)	[2],[3]
Weighted-average number of common shares used in computing net loss per common share, basic (in shares)	9,601,972	[1]		7,155,505	[1]			9,415,349	[1]	6,245,877	[1]	6,659,288	[2],[3]	3,180,067	[2],[3]
Weighted-average number of common shares used in computing net loss per common share, diluted (in shares)	9,601,972	[1]		7,155,505	[1]			9,415,349	[1]	6,245,877	[1]	6,659,288	[2],[3]	3,180,067	[2],[3]

[1]	Share and per share amounts for the three and nine months ended September 30, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of shares of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts and per share amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts for the year ended December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).